BUSINESS OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

Multi Ways Holdings Limited (“MWH”) is incorporated in the Cayman Islands on June 2, 2022 under the Companies Act as an exempted company with limited liability. The authorized share capital is US$100,000 divided into 400,000,000 Ordinary Shares, par value US$0.00025 each.

MWH, through its subsidiaries (collectively referred to as the “Company”) are mainly engaged in the sale and rental of the heavy construction equipment in Singapore, and global sales primarily generated from the Asia Pacific. The Company has over twenty (20) years of experience in supplying heavy construction equipment and rental businesses in the construction industry.

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

MWE Holdings Limited (“MWE Holdings”)	British Virgin Islands company Incorporated on June 15, 2022 Issued and outstanding 1,000 ordinary shares for US$1,000 Investment holding Provision of investment holding	100% owned by MWH

Multi Ways Equipment Pte Ltd (“Multi Ways SG”)	Singaporean company Incorporated on August 22, 2002 Issued and outstanding 7,200,002 ordinary shares for S$7,200,002 Wholesale and retail trading and renting of industrial machinery and equipment	100% owned by MWE Holdings

Reorganization

Since 2022, the Company completed several transactions for the purposes of a group reorganization, as below:-

On August 26, 2022, Mr. James Lim and Precious Choice Global entered into the Acquisition Agreement, pursuant to which Precious Choice Global acquired 352,800 shares in Multi Ways SG (representing approximately 4.9% shareholding interest in Multi Ways SG) from Mr. James Lim.

On August 26, 2022, Mr. James Lim and Ms. Lee NG, Precious Choice Global and MWH entered into a reorganization agreement, pursuant to which Mr. James Lim and Ms. Lee NG and Precious Choice Global transferred their respective 6,627,201 and 220,001 and 352,800 shares in Multi Ways SG to MWH’s nominee, MWE Holdings. The consideration is settled by MWH allotting and issuing 8,915,624 and 459,326 Shares to MWE Investments and Precious Choice Global respectively, credited as fully paid. At the same time, MWE Holdings shall allot and issue 1 share to MWH, credited as fully paid.

Prior to a group reorganization, MWE Holdings, the holding company of a direct wholly-owned company comprised of Multi Ways SG. MWE Holdings was held as to 95.1% by MWE Investments and 4.9% by Precious Choice Global, the latter of which is an independent third party. Upon completion of the reorganization, MWE Investment owns 8,915,625 shares and Precious Choice Global owns 459,375 shares of the Company respectively, and MWE Holdings and Multi Ways SG become directly or indirectly owned subsidiaries.

During the years presented in these consolidated financial statements, the control of the entities has never changed (always under the control of MWH). Accordingly, the combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of MWH and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.